November 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: Seligman Municipal Fund Series, Inc.
       Seligman National Municipal Class
       Seligman Minnesota Municipal Class
       Seligman New York Municipal Class
    Post-Effective Amendment No. 49
    File No. 2-86008/811-3828

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 49 (Amendment). This Amendment was filed electronically on November 25, 2009.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.